Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

April 15, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds (the “Trust”)

-Registration Statement on Form N-1A

File No. 033-11905

CIK - 0000810695

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class A and Trust shares of the following new Portfolio of the Trust: Huntington Disciplined Equity Fund.

This filing also contains appropriate exhibits. Updates to certain information for the Trust will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	David R. Carson
R. Jeffrey Young
David C. Mahaffey, Esq.